Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade accounts receivable	$ 59,998	$ 44,423
Other receivables	2,379	4,798
Total trade accounts and other receivables	62,377	49,221
Less: allowance for credit losses	(6,717)	(4,042)
Accounts receivable, net	$ 55,660	$ 45,179